SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going concern and liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ 53,908	$ 40,980	$ 53,554
Cash flows from operating activities	2,583	3,020	$ 2,108
Cash	900
Current liabilities	8,963	9,048
Amounts due to related parties	233	$ 355
Other payables	4,400
Related Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	$ 200